Changes in accounting policies, comparability and adjustments	6 Months Ended
Jun. 30, 2023
Changes In Accounting Policies Comparability And Adjustments [Line Items]
Changes in accounting policies, comparability and adjustments
IFRS 17, Insurance Contracts
Effective

from

1 January

2023,

UBS

has

adopted

IFRS

17,
Insurance

Contracts
,

which

sets

out

the

accounting
requirements

for

contractual

rights

and

obligations

that

arise

from

insurance

contracts

issued

and

reinsurance
contracts held. The adoption has had no material

effect on the Group’s financial statements.
Amendments to IAS 12 , Income Taxes
In May

2023, the

IASB issued

amendments to

IAS 12
Income Taxes
, whereby,

under an

exception, deferred

tax
assets (DTAs)

and deferred

tax liabilities

(DTLs) will

not be

recognized in

respect of

top-up tax

on income

under
Global Anti-Base Erosion

Rules that is

imposed under tax

law that is enacted

or substantively enacted

to implement
the

Pillar

Two

model

rules

published

by

the

Organisation

for

Economic

Co-operation

and

Development.

This
exception applies

immediately upon

the issuance

of the

amendments and

it is,

therefore, potentially

relevant to
these financial statements and subsequent financial statements. Although countries are starting to implement the rules, the Group did not have any

DTAs or DTLs on 30 June 2023

that had not been recognized as a result of

the
application of

this exception.

The exception

is expected

to be

removed by

the IASB

in due

course, although

the
timing of that has not been specified.
Other amendments to IFRS
Effective

from

1 January

2023,

UBS

has

adopted

a

number

of

minor

amendments to

IFRS,

which

have

had

no
significant effect on the Group.

Description Of Expected Impact Of Initial Application Of New Standards Or Interpretations	The amendments also introduced new disclosure requirements in relation to top-up tax, which will first apply to the Group’s financial statements for the year ended 31 December 2023.